Sirios Focus Fund
Sirios Focus Fund
Investment Objective
The Sirios Focus Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 12 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Sirios Focus Fund	Class A		Class C		Institutional Class	Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to those purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Sirios Focus Fund		Class A	Class C	Institutional Class	Retail Class
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2][3]	1.89%	2.64%	1.64%	1.89%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.76%	2.51%	1.51%	1.76%
[1]	"Other expenses" are based on actual expenses for the fiscal period December 20, 2013 (commencement of operations) until April 30, 2014.
[2]	Acquired Fund fees and expenses are based on actual expenses for the fiscal period December 20, 2013 (commencement of operations) until April 30, 2014. "Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Sirios Capital Management, L.P. ("Sirios" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 1.50% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C, Retail Class and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Sirios Focus Fund (USD $)	1 year	3 years	5 Years	10 Years
Class A	719	1,074	1,479	2,608
Class C	254	782	1,363	2,943
Institutional Class	154	477	853	1,909
Retail Class	179	554	983	2,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the period from December 20, 2013 (commencement of operations) until April 30, 2014, the Fund's portfolio turnover rate was 76.17% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund will primarily invest in a portfolio consisting primarily of equity and equity-related securities of approximately 25 – 50 companies (the actual number of which may be fewer or greater depending upon the availability of investment opportunities).

The Adviser generally seeks to invest in companies of both U.S. and foreign issuers with significant long-term growth potential. The Fund is not managed to track the geographic or industry composition of any index, and is not expected to correlate with any index. The Adviser uses a fundamental, research-intensive approach to identify investment opportunities. The Adviser intends to focus a significant portion of the Fund's investments in medium to large capitalization growth companies, but may invest in the securities of companies with any capitalization. Generally, small capitalization companies will have an equity market capitalization up to $1 billion, mid-capitalization companies will typically have an equity market capitalization between $1 billion and $10 billion, and large capitalization companies will typically have an equity market capitalization more than $10 billion. The Adviser attempts to identify companies with long-term earnings potential by focusing on earnings growth drivers such as new products, capital spending programs, acquisitions, volume and pricing trends, cost reduction and restructuring programs, and product mix changes. In addition to focusing on long-term earnings growth, the Adviser seeks to invest in companies that are trading at attractive valuations relative to their earnings and/or cash-flow growth. Management incentives, including direct equity ownership, are also a critical variable in the investment selection process. In general, the Investment Manager selects investments for their long-term growth potential and attractive valuation. However, positions may also be taken in companies that are inherent value opportunities.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The stocks of smaller- and medium-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.

•  Growth Investing Risk: Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

•  Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

•  Non-Diversification Risk: The risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities.

•  Portfolio Turnover Risk: The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

•  Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of sectors.

•  Small and Mid-Cap Securities Risk: Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Performance Information
Because the Fund does not yet have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.